Financial Instruments and Risk Management (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Carrying amount [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	$ 407	$ 89
Notes and debentures issued		2,126	1,995
Carrying amount [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[2]	1,524	1,625
Carrying amount [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[3]	195	281
Fair value [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	408	96
Notes and debentures issued		2,346	2,262
Fair value [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[2]	1,730	1,870
Fair value [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[3]	$ 208	$ 296

[1]	The fair value of the Shekel, Euro, and Yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2020 for the Shekel, Euro and Yuan loans was 1.6%, 1.4% and 5.1%, respectively (December 31, 2019 for the Shekel, Euro and Yuan loans 1.4%, 1.3%, and 4.2%, respectively).
[2]	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
[3]	The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2020 was 2.6% (December 31, 2019 – 3.7%).